Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Uncertain tax positions	$ 0		$ 0	$ 0
Penalties and interest expense			$ 0	$ 0
IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Income tax statutory rate (in percent)	21.00%	21.00%	21.00%	21.00%
Uncertain tax positions	$ 0		$ 0	$ 0
Penalties and interest expense			0	$ 0
Georgia | IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Operating loss carryforward not subject to expiration			3,600,000
Colorado | IDoc Virtual Telehealth Solutions, Inc.
Income Taxes
Operating loss carryforward not subject to expiration			700,000
Operating loss carryforward subject to expiration			$ 1,000,000.0